Due to Trust Account, Short-term Borrowings and Long-term Debt (Components of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
Obligations under finance leases	¥ 26,371	¥ 19,470
Total	39,937,567	39,087,785
Debt issuance cost	(15,245)	(16,030)
Total, after debt issuance costs	39,922,322	39,071,755
MUFG:
Debt Instrument [Line Items]
Obligations under finance leases	377	1,720
Total	14,197,080	12,826,063
MUFG: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	9,898,523	9,461,503
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 7,672,722	7,226,689
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.95%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	5.72%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 566,150	578,508
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.56%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 41,488	37,425
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.08%
MUFG: | Unsubordinated Debt | Fixed Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.05%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 545,200	451,500
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.14%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.47%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 538,692	408,016
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.34%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.64%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 245,000	272,000
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.91%
MUFG: | Unsubordinated Debt | Adjustable Rate Bonds III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.86%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 249,827	400,487
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.26%
MUFG: | Unsubordinated Debt | Floating Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.99%
MUFG: | Unsubordinated Debt | Floating Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 0	51,002
Interest rate, stated percentage	3.25%
MUFG: | Unsubordinated Debt | Floating Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 39,444	35,876
Interest rate, stated percentage	5.61%
MUFG: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 4,298,180	3,362,840
MUFG: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 937,805	872,810
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.37%
MUFG: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.67%
MUFG: | Subordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 117,692	0
Interest rate, stated percentage	8.20%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 1,983,789	1,366,633
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.82%
MUFG: | Subordinated Debt | Adjustable Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.50%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 963,219	908,541
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.29%
MUFG: | Subordinated Debt | Adjustable Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.21%
MUFG: | Subordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 86,000	86,000
MUFG: | Subordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.57%
MUFG: | Subordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.79%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 34,000	34,000
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.30%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.72%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 175,675	94,856
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.85%
MUFG: | Subordinated Debt | Adjustable Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.84%
MUFG Bank:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 4,567	4,652
Total	22,781,771	23,276,073
MUFG Bank: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	22,174,623	22,565,600
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 17,200	37,300
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.63%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.34%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II
Debt Instrument [Line Items]
Long-term debt	¥ 1,060,184	1,073,796
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.70%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Bonds III
Debt Instrument [Line Items]
Long-term debt	¥ 7,346	6,557
Interest rate, stated percentage	1.81%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 20,186,175	20,582,218
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.26%
MUFG Bank: | Unsubordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 167,308	86,127
Interest rate, stated percentage	5.83%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 14,332	7,601
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.93%
MUFG Bank: | Unsubordinated Debt | Fixed Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.81%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 628,297	671,936
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.71%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II
Debt Instrument [Line Items]
Long-term debt	¥ 93,781	100,065
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.08%
MUFG Bank: | Unsubordinated Debt | Floating Rate Borrowings II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.51%
MUFG Bank: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 242,500	260,000
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I
Debt Instrument [Line Items]
Long-term debt	¥ 176,000	175,500
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.95%
MUFG Bank: | Subordinated Debt | Fixed Rate Bonds I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.91%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 41,500	59,500
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.47%
MUFG Bank: | Subordinated Debt | Fixed Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.24%
MUFG Bank: | Subordinated Debt | Adjustable Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 10,000	10,000
Interest rate, stated percentage	1.09%
MUFG Bank: | Subordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 15,000	15,000
Interest rate, stated percentage	0.27%
MUFG Bank: | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term debt	¥ 360,081	445,821
MUFG Bank: | Secured Debt [Member] | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.13%
MUFG Bank: | Secured Debt [Member] | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	10.07%
Other subsidiaries:
Debt Instrument [Line Items]
Obligations under finance leases	¥ 21,427	13,098
Total	2,958,716	2,985,649
Other subsidiaries: | Unsubordinated Debt
Debt Instrument [Line Items]
Long-term debt	2,648,202	2,699,131
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 1,004	1,148
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings I
Debt Instrument [Line Items]
Long-term debt	¥ 59,762	0
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.46%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	9.94%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 1,051,354	1,012,649
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	14.30%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 61,861	95,593
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	19.05%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV
Debt Instrument [Line Items]
Long-term debt	¥ 255,369	154,698
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes IV | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	6.10%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V
Debt Instrument [Line Items]
Long-term debt	¥ 389,517	322,457
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.50%
Other subsidiaries: | Unsubordinated Debt | Fixed Rate Borrowings, Bonds and Notes V | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	10.50%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 683,131	1,009,268
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating/Adjustable Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	34.40%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 146,034	103,125
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.00%
Other subsidiaries: | Unsubordinated Debt | Floating Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	42.00%
Other subsidiaries: | Unsubordinated Debt | Adjustable Rate Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 170	193
Other subsidiaries: | Unsubordinated Debt | Adjustable Rate Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	0.10%
Other subsidiaries: | Subordinated Debt
Debt Instrument [Line Items]
Long-term debt	¥ 289,087	273,420
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I
Debt Instrument [Line Items]
Long-term debt	¥ 30,000	34,700
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	1.92%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes I | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	2.61%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 2,223	2,329
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	7.50%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes II | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	8.00%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III
Debt Instrument [Line Items]
Long-term debt	¥ 251,210	231,138
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Minimum
Debt Instrument [Line Items]
Interest rate, stated percentage	3.00%
Other subsidiaries: | Subordinated Debt | Fixed Rate Borrowings, Bonds and Notes III | Maximum
Debt Instrument [Line Items]
Interest rate, stated percentage	4.30%
Other subsidiaries: | Subordinated Debt | Floating Rate Borrowings Bonds And Notes II
Debt Instrument [Line Items]
Long-term debt	¥ 5,654	¥ 5,253
Interest rate, stated percentage	12.62%